Loans (Tables)	12 Months Ended
Dec. 31, 2021
Summary of loans, by loan type

	December 31,	December 31,
	2021	2020

	(Dollars in Thousands)
Commercial, financial and agricultural	$4,497,444	$4,516,288
Real estate - mortgage	867,831	999,144
Real estate - construction	1,668,113	1,846,757
Consumer	40,966	40,595
Foreign	134,797	138,970
Total loans	$7,209,151	$7,541,754